Subsequent Events	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Notes
Subsequent Events

Note 10: Subsequent Events

On October 1, 2012, the Company entered into a Valued Added Reseller (VAR) agreement with Amest Corporation located in Rancho Santa Margarita, California. Amest Corporation is engaged in the manufacturing and servicing of medical equipment, and is the owner of 510k registration K030275 with the US FDA (“510k”). Amest Corporation will transfer the FDA clearance to the Company in exchange for a $100,000 promissory note, due on December 31, 2013. The Company will purchase products from Amest Corporation and to re-sell, re-label and to distribute such products and the FDA clearance. The Company is the owner of the US patent related to these products.

On October 12, 2012, the Company entered into a licensing agreement with Aquentium, Inc. based in Lake Elsinore, California for the purpose of allowing Aquentium to operate walk in pain therapy clinics, using the current MB BioEnergy Light Therapy System.

On October 25, 2012, the Company converted the two promissory notes payable in amounts of $16,000 and $10,000 to common shares through the offering of the Private Placement Offering Memorandum for 260,000 common shares at $0.1000 per share.

During the period of October 1, 2012 through January 23, 2013, the Company issued 875,000 common shares at a price of $0.10 per share for a total of $87,500 through a Private Placement Offering.

On January 23, 2013, the Company issued 200,000 common shares at a price of $0.10 per share for a total of $20,000 through a Private Placement Offering.

Note 15:  Subsequent Events

On April 3, 2013, the Company issued 300,000 common shares at a price of $0.10 per share for a total of $30,000 through a Private Placement Offering.

On April 3, 2013, the Company signed a Memorandum of Understanding with Xin Yao Investment Group, LTD, based in Richmond, Canada for the purpose of commercializing the Company’s intellectual property in China.

On April 11, 2013, the Company’s Board of Directors by unanimous consent and by written consent of the shareholders to effect a reverse stock split of the Corporation’s common stock at the rate of one (1) share of new Common Stock for each ten (10) shares of Common Stock held on April 11, 2013.  This reverse split is not reflected in the financial statements and footnotes as the split was after March 31, 2013.

On April 23, 2013, the Company terminated a licensing agreement with a third party based in Southern California, for the failure to pay the initial license fee payment for the purpose of allowing the operation of walk in pain therapy clinics, using the current MB BioEnergy Light Therapy System.

On May 14, 2013, the Company issued 5,000 common shares (after reverse stock split) at a price of $1.00 per share for a total of $5,000 through a Private Placement Offering.

On May 31, 2013, the Company signed an Exclusive and Non-Exclusive Distributor Agreement and replaces the Exclusive Distributor Agreement signed on February 20, 2013, with Bio Beta Technology based in Garden Grove, California.  Bio Beta Technology agrees to purchase 50 units during 2013 and 100 units in 2014 to maintain its exclusivity in Vietnam and Cambodia.

On June 12, 2013, the Company issued 10,000 common shares (after reverse stock split) at a price of $1.00 per share for a total of $10,000 through a Private Placement Offering.